24. Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRevenueLineItems [Line Items]
Revenue ratio	100.00%	100.00%	100.00%
Net revenue	R$ 11,411,354	R$ 10,329,034	R$ 9,720,497
Domestic [Member]
DisclosureOfRevenueLineItems [Line Items]
Revenue ratio	85.30%	85.20%	84.90%
Net revenue	R$ 9,729,498	R$ 8,798,002	R$ 8,248,526
International [Member]
DisclosureOfRevenueLineItems [Line Items]
Revenue ratio	14.70%	14.80%	15.10%
Net revenue	R$ 1,681,856	R$ 1,531,032	R$ 1,471,971